Zevenbergen Growth Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2020 (Unaudited)

Number of
Shares		Value
	COMMON STOCKS ― 98.9%
	CONSUMER DISCRETIONARY ― 35.3%
760	Amazon.com, Inc. (a)	$1,481,787
7,700	Chegg, Inc. (a)	275,506
14,700	Chewy, Inc. (a)	551,103
12,100	Luckin Coffee Inc. ― ADR (a)	328,999
1,805	lululemon athletica inc. (a)	342,138
7,325	Lyft, Inc. (a)	196,676
1,900	MercadoLibre, Inc. (a)	928,302
3,640	Netflix, Inc. (a)	1,366,820
650	Roku, Inc. (a)	56,862
7,065	Shake Shack Inc. (a)	266,633
2,515	Tesla, Inc. (a)	1,317,860
4,950	Trade Desk, Inc. (The) (a)	955,350
16,400	Uber Technologies, Inc. (a)	457,888
		8,525,924
	FINANCIAL SERVICES ― 8.5%
8,000	Goosehead Insurance, Inc.	357,040
8,200	PayPal Holdings, Inc. (a)	785,068
6,500	Square, Inc. (a)	340,470
15,850	Zillow Group, Inc. Class C (a)	570,917
		2,053,495
	HEALTH CARE ― 15.3%
7,050	Adaptive Biotechnologies Corporation (a)	195,849
6,350	BioMarin Pharmaceutical Inc. (a)	536,575
16,700	Exact Sciences Corporation (a)	968,600
11,145	Teladoc Health, Inc. (a)	1,727,586
1,725	Veeva Systems, Inc. (a)	269,738
		3,698,348
	PRODUCER DURABLES― 4.7%
1,225	CoStar Group, Inc. (a)	719,332
4,600	Paylocity Holding Corporation (a)	406,272
		1,125,604
	TECHNOLOGY ― 35.1%
2,230	Adobe Inc. (a)	709,675
3,665	Alibaba Group Holding Limited ― ADR (a)	712,769
1,830	Coupa Software Incorporated (a)	255,706
5,925	Facebook, Inc. Class A (a)	988,290
4,300	NVIDIA Corp.	1,133,480
7,825	Okta, Inc. (a)	956,685

3,500	Q2 Holdings, Inc. (a)	206,710
5,200	RingCentral, Inc. (a)	1,101,932
3,445	ServiceNow, Inc. (a)	987,268
3,225	Shopify Inc. (a)	1,344,600
600	Zoom Video Communications, Inc. (a)	87,672
		8,484,787

	TOTAL COMMON STOCKS
	(Cost $16,962,472)	$23,888,158

	SHORT-TERM INVESTMENTS ― 2.2%
523,475	First American U.S. Treasury Money Market Fund, Class Z, 0.37% (b)	523,475
	TOTAL SHORT-TERM INVESTMENTS (Cost $523,475)	$523,475

	TOTAL INVESTMENTS ― 101.1% (Cost $17,485,947)	24,411,633
	Liabilities in Excess of Other Assets ― (1.1)%	(276,779)
	TOTAL NET ASSETS ― 100.0%	$24,134,854

ADR:	American Depositary Receipt.
(a):	Non Income Producing.
(b):	Variable rate security. The rate disclosed is the annualized seven-day effective yield as of March 31, 2020.

Valuation of Investments (Unaudited)

The Zevenbergen Growth Fund (“The Fund”) follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of the Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund’s own assumptions in determining fair value of investments.

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as

Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of March 31, 2020:

Zevenbergen Growth Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$23,888,158	$-	$-	$23,888,158
Short-Term Investments	523,475	-	-	523,475
Total	$24,411,633	$-	$-	$24,411,633

Please refer to the Schedule of Investments for further classification.